HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 85.7%
Apparel: 3.5%
2,500	Carter's, Inc.	$201,750
13,000	Delta Apparel, Inc. [1]	157,560
		359,310
Apparel & Shoe Retail: 4.6%
9,000	Boot Barn Holdings, Inc. [1]	194,040
28,000	Duluth Holdings, Inc. - Class B [1]	206,360
14,000	Tilly's, Inc. - Class A	79,380
		479,780
Auto Manufacturers: 2.0%
14,000	Blue Bird Corp. [1]	209,860

Automobile Retail: 3.0%
3,500	America's Car-Mart, Inc. [1]	307,545

Banks: 8.9%
4,000	BancFirst Corp.	162,280
18,000	Hilltop Holdings, Inc.	332,100
6,000	Independent Bank Group, Inc.	243,120
7,500	Triumph Bancorp, Inc. [1]	182,025
		919,525
Building Materials: 4.6%
4,000	Eagle Materials, Inc.	280,880
8,000	U.S. Concrete, Inc. [1]	198,400
		479,280
Computers: 2.2%
13,000	NCR Corp. [1]	225,160

Electronics: 2.1%
16,000	Kimball Electronics, Inc. [1]	216,640

Engineering & Construction: 5.1%
5,000	Arcosa, Inc.	211,000
45,000	Orion Group Holdings, Inc. [1]	141,300
10,000	Primoris Services Corp.	177,600
		529,900
Food: 2.2%
1,800	J&J Snack Foods Corp.	228,834

Hair Salons: 1.7%
22,000	Regis Corp. [1]	179,960

Healthcare Products: 1.3%
60,000	ViewRay, Inc. [1]	134,400

Home Builders: 3.7%
20,000	Taylor Morrison Home Corp. [1]	385,800

Insurance: 6.7%
7,000	Horace Mann Educators Corp.	257,110
19,000	NMI Holdings, Inc. - Class A [1]	305,520
20,000	Tiptree, Inc.	129,000
		691,630
Iron & Steel: 2.7%
14,000	Commercial Metals Co.	285,600

Leisure Time: 3.4%
3,000	Brunswick Corp.	192,030
10,000	Norwegian Cruise Line Holdings Ltd. [1]	164,300
		356,330
Machinery-Diversified: 2.8%
11,000	Ichor Holdings Ltd. [1]	292,380

Metal Fabrication & Hardware: 4.3%
6,000	Lawson Products, Inc. [1]	193,560
10,000	Northwest Pipe Co. [1]	250,700
		444,260
Oil Companies Exploration & Production: 3.5%
20,000	Comstock Resources, Inc. [1]	87,600
10,000	Matador Resources Co. [1]	85,000
17,500	Parsley Energy, Inc. - Class A	186,900
		359,500
Real Estate Investment Trusts: 3.8%
11,000	The GEO Group, Inc.	130,130
7,500	Ryman Hospitality Properties, Inc.	259,500
		389,630
Savings & Loans: 1.0%
10,000	Brookline Bancorp, Inc.	100,800

Semiconductors: 2.4%
13,000	Tower Semiconductor Ltd. [1]	248,170

Textiles: 1.4%
156,181	The Dixie Group, Inc. [1,2]	146,810

Transportation: 8.8%
5,000	Air Transport Services Group, Inc. [1]	111,350
3,000	Atlas Air Worldwide Holdings, Inc. [1]	129,090
18,000	Covenant Transportation Group, Inc. - Class A [1]	259,740
13,000	Scorpio Tankers, Inc.	166,530
40,000	U.S. Xpress Enterprises, Inc. - Class A [1]	240,000
		906,710
TOTAL COMMON STOCKS
(Cost $9,400,478)		8,877,814

TOTAL INVESTMENTS IN SECURITIES: 85.7%
(Cost $9,400,478)		8,877,814
Other Assets in Excess of Liabilities: 14.3%		1,483,600
TOTAL NET ASSETS: 100.0%		$10,361,414

[1]	Non-income producing security.
[2]	Company is an "affiliated person" of the Hodges Small Intrinsic Value Fund (the "Fund"), as defined in the Investment Company Act of 1940.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$8,877,814	$-	$-	$8,877,814
Total Investments in Securities	$8,877,814	$-	$-	$8,877,814

Affiliates Common Stocks	Share Balance June 30, 2020	Value March 31, 2020	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value June 30, 2020	Dividend Income
The Dixie Group, Inc. [1]	156,181	$101,518	$-	$-	$-	$45,292	$146,810	$-

[1] Non-income producing security.

The Fund did not have investments in majority-owned subsidiaries or other controlled companies.